SCHEDULE OF PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES (Details) (Parenthetical) - USD ($)				12 Months Ended
		Jan. 27, 2025	Jan. 23, 2025	Mar. 31, 2024	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Non-current deposit	[1]			$ 35,431	$ 45,463
Deposit				34,579	34,579
Deferred transaction costs				142,633
Payment of outstanding balance amount				41,385
Deferred expenses		$ 1,383,750	$ 9,225,000	1,432,343
Other receivables	[2]			184,018	$ 650,486
Nomas MOU [member]
IfrsStatementLineItems [Line Items]
Other receivables				400,000
A1 Noor MOU [member]
IfrsStatementLineItems [Line Items]
Other receivables				$ 250,000

[1]	Current deposits represent amounts paid to an employment agency in Germany and deposit for investor relation services.
[2]	As of 31 March 2024, other receivables mainly comprised $142,633 of deferred transaction costs in connection with the IPO of the Company (the “Deferred IPO Expenses”) and an outstanding balance $41,385 with payment channel, Stripe. The Deferred IPO Expenses with an aggregate amount of $1,432,343 were deducted against share premium upon the successful closing of the IPO. Other Receivables also includes fund raising costs of $400,000 and $250,000 paid under the Nomas MOU and the Al Noor MOU, respectively.